COMMITMENTS OTHER	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
COMMITMENTS OTHER [Text Block]
13.	COMMITMENTS – OTHER

(a)	The Company has a consulting agreement with the President of the Company for corporate administration and consulting services for $5,000 per month plus HST/GST on a continuing basis.
Effective March 1, 2014, the Company entered into a new consulting contract with the consulting services at $6,500 per month plus GST.

(b)

On October 9, 2009, the Company entered into consulting agreement with BKB Management Ltd., a corporation organized under the laws of the Province of British Columbia. BKB Management Ltd. is a consulting company controlled by the chief financial officer of the Company. BKB Management provides management consulting services for CAD$4,500 per month plus HST/GST. Effective April 1, 2011, the consulting services are CAD$5,500 per month plus HST/GST. Effective March 1, 2014, the Company entered into a new consulting agreement with the consulting services at CAD$7,500 per month plus GST.

(c)

On January 1, the Company signed a On January 1, 2014, the Company entered into an Social Media/Web Marketing Agreement with Stuart Gray. The initial term of this agreement shall begin on the date of execution of this Agreement and continue for three months. In consideration for the services the Company will pay the Provider Stuart Gray a monthly fee of $5,000. Upon execution of the Agreement, the Company issued 200,000 stock options. The exercise price of the stock options is $0.075, 100,000 stock options vested immediately, 50,000 stock options vested 30 days after the grant and 50,000 stock options vested 60 days after the grant, expiring January 1, 2019.

(d)

On January 13, 2014, the Company entered into a corporate development agreement with Don Shaxon. The initial term of this agreement shall begin on the date of execution of this agreement and continue for twelve months. Thereafter the agreement will continue on a month-by-month basis pending cancelation by written notification with 30 days notice. In consideration for the services the Company will pay the Provider Don Shaxon a signing stock bonus of 250,000 common shares of the Company, one-time cash bonus of $40,000 90 days after the commencement of the contract, and a monthly fee of $3,500 plus $500 in monthly expenses. Upon execution of the Agreement, the Company also granted 250,000 stock options. to Don Shaxon with respect to the corporate development agreement dated January 13, 2014. The exercise price of the stock options is $0.16, 250,000 stock options vested immediately, expiring January 13, 2019.

(e)

On February 27, 2014, the Company signed a $50,000 12 month marketing agreement with Agoracom payable in common shares of the Company on a quarterly basis. The first quarter payment of $12,500 has been paid by issuing 54,347 common shares of the Company at a market price of $0.23 per share.

(f)

On March 10, 2014, the Company’s Board has appointed Mr. Matthew Chadwick and the Company entered into a Management Agreement with Matthew Chadwick as Senior Vice President of Marijuana Operations. The initial term of this agreement shall begin on the date of execution of this agreement and continue for six months. Thereafter the agreement will continue on a month-by-month basis pending cancelation by written notification with 30 days notice. In consideration for the services the Company will pay Mr. Matthew Chadwick CAD$25,000 per month.

(g)	On March 14, 2014, the Company signed a six month contract for $21,735 with The Money Channel to provide services for national television, internet and radio media campaign.

(h)	On April 1, 2014, the Company has entered into a one year consulting agreement with Kristian Dagsaan to provide controller services for CAD$3,000 plus GST per month.

(i)	On April 1, 2014, the Company entered into a 90 day investor relations contract for CAD $9,000 with Ken Faulkner.
(j)

On April 3, 2014, the Company entered into another 3 month Social Media/Web Marketing Agreement with Stuart Gray. In consideration for the services the Company will pay the Provider Stuart Gray a monthly fee of $5,000.

(k)	Also see note 7, 8, 11, 15.

12.	COMMITMENTS – OTHER

(a)	The Company has a month-to-month rental arrangement for office space in Kelowna, British Columbia, Canada for CAD$700 plus HST/GST per month.

(b)

The Company had a consulting agreement with CAB Financial Services Ltd. (‘CAB’), a corporation organized under the laws of the Province of British Columbia. CAB is a consulting company controlled by the former chairman of the board and chief executive officer of the Company. CAB Financial Services Ltd. is to provide management consulting services for $5,000 per month plus HST/GST on a continuing basis. This contract was cancelled on July 23, 2013.

(c)	The Company has a consulting agreement with the President of the Company for corporate administration and consulting services for $5,000 per month plus HST/GST on a continuing basis.

(d)

On October 9, 2009, the Company entered into consulting agreement with BKB Management Ltd., a corporation organized under the laws of the Province of British Columbia. BKB Management Ltd. is a consulting company controlled by the chief financial officer of the Company. BKB Management provides management consulting services for CAD$4,500 per month plus HST/GST. Effective April 1, 2011, the consulting services are CAD$5,500 per month plus HST/GST.

(e)

On October 9, 2009, the Company entered into a consulting agreement with the former chief technical officer of the Company for $1,000 per month. On March 1, 2013 the Company renewed the agreement with a monthly rate of $10 per month. The contract was cancelled on June 30, 2013.

(f)

On August 23, 2010, the Company entered into a consulting agreement with the Senior Vice-President, Business Development for $3,125 per month. On November 17, 2010, the Company renewed the agreement into a month to month consulting agreement with the Senior Vice-President, Business Development for $3,125. On December 1, 2011 the company renewed his agreement to a commission based with a monthly rate of $10 per month. This contract was cancelled on June 30, 2013.

(g)	See Note 6 and 7.